Subsequent Events - Additional Information (Details)			3 Months Ended	12 Months Ended
	Apr. 16, 2024	Apr. 14, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024
Subsequent Event [Line Items]
Proceeds from issuance of convertible notes			$ 13,600,000	$ 28,700,000	$ 1,103,000
Note Purchase Agreement
Subsequent Event [Line Items]
Minimum Liquidity Amount		$ 12,500,000
Note Purchase Agreement | Subsequent Events
Subsequent Event [Line Items]
Aggregate gross cash proceeds from offering and sale of Common Stock		15,000,000
Amendment to RTW Side Letter | Subsequent Events
Subsequent Event [Line Items]
Additional RIFA Investors paid for certain equity interests		7,500,000
Converible Senior Secured Notes | Note Purchase Agreement | Subsequent Events
Subsequent Event [Line Items]
Principal amount		$ 48,000,000
Interest rate		6.00%
Debt instrument maturity date		Apr. 16, 2031
Termination of Fortress Term Loan | Fortress Credit Agreement | Subsequent Events
Subsequent Event [Line Items]
Debt instrument maturity date	Apr. 16, 2024
Common Stock | Converible Senior Secured Notes | Note Purchase Agreement | Subsequent Events
Subsequent Event [Line Items]
Initial conversion rate		307.0797
Debt instrument, principal amount for conversion into common stock		$ 1,000
Initial conversion price per share | $ / shares		$ 3.26
Premium percentage of stock price trigger		35.00%
Trailing days		30 days
Proceeds from issuance of convertible notes		$ 15,000,000
Maximum percentage of number of shares of common stock outstanding		1.00%
Net Sales under $100 million Prior to December 31, 2026 | Revenue Interest Financing Agreement
Subsequent Event [Line Items]
Percentage of annual net sales						6.00%
Net Sales under $100 million Prior to December 31, 2026 | Revenue Interest Financing Agreement | Subsequent Events
Subsequent Event [Line Items]
Revenues		$ 100,000,000
Percentage of annual net sales		12.00%
Net Sales in Excess of $100 million On or After January 1, 2027 | Revenue Interest Financing Agreement
Subsequent Event [Line Items]
Royalty rate percentage on net sales						10.00%
Net Sales in Excess of $100 million On or After January 1, 2027 | Revenue Interest Financing Agreement | Subsequent Events
Subsequent Event [Line Items]
Revenues		$ 100,000,000
Royalty rate percentage on net sales		12.00%